License Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2017	Jun. 11, 2015
License Agreement (Textual)
Description of royalty payments						Which (1) with respect to the United States, means the non-refundable and non-deductible aggregate amount of $500 ("Minimum Commitment") over a period of three years commencing from 2015 ($400 out of which was already paid by Wize Israel) and an advance against royalties of $475 per year starting January 1, 2018, as modified in July 2017, (see also Note 6b), which annual advance shall be credited towards any royalties payable to Resdevco for that particular year, (2) with respect to Israel, means an upfront non-refundable and non-deductible payment of $30, payable at commencement of local sales, and an annual advance against royalties starting January 1, 2017 in increasing payments depending on the year (up to a maximum of $36) which annual advance shall be credited towards any royalties payable to Resdevco for that particular year, and (3) with respect to Ukraine, means an annual advance against royalties, starting in 2016, in increasing payments depending on the year (up to a maximum of $30), which yearly advance shall be credited towards any royalties payable to Resdevco for that particular year.
Description of license agreement term						The License Agreement has an initial term of seven years that expires in May 2022, and, unless Wize Israel provides prior notice of at least 12 months terminating the agreement, the License Agreement renews automatically each year. Wize Israel may terminate the License Agreement prior to May 2022 upon 180 days prior notice; provided that all payments previously made to Resdevco shall be non-refundable, any payments due during the 180-day notice period shall be payable to Resdevco and Wize Israel is required to pay a penalty of $100, depending on the timing of termination.		The Product in Ukraine for a period of 3 years ending December 31, 2018
Fair value of commitment amount						$ 397
Percentage of discount rate						21.00%
Payments for future royalties amounts	$ 150					$ 250
Granted shares of common stock						36,397				36,397
Fair value of common stock granted						$ 801
Fair value of discount rate, percentage						10.30%
Research and development expenses		$ (222)	$ (107)	$ (521)	$ (288)	$ 450	$ 240	$ 1,201
Registration fees						$ 10
Description of product registration expenses						The Company undertook to pay the Product registration expenses in Ukraine as well as license fees and yearly royalties of a sum of not less than $18 according to a mechanism set forth in the License Agreement. The minimal payment of $18 to secure the license to distribute the Product in Ukraine was recorded as part of research and development expenses and was paid in 2016.
Direct costs							$ 30
Percentage of issued and outstanding share capital						5.00%
Over Five Year Period [Member] | Maximum [Member]
License Agreement (Textual)
Minimum purchase obligations									$ 39,000
Over Five Year Period [Member] | Minimum [Member]
License Agreement (Textual)
Minimum purchase obligations									$ 22,500